Consolidated statements of cash flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net profit for the year	S/ 383,549	S/ 1,450,115	S/ 1,091,394
Plus (minus) adjustments to net profit
Impairment loss on loans, net of recoveries	2,393,944	750,811	660,072
Loss (recovery) due to impairment of financial investments	32,904	6,790	(13,077)
Depreciation and amortization	268,750	262,015	164,698
Provision for sundry risks	4,918	3,872	3,504
Provision for asset seized		355	9,754
Deferred Income Tax	(308,068)	38,554	13,727
Net gain on sale of financial investments	(185,383)	(112,215)	(14,240)
Net gain from derecognition of financial assets at amortized cost		(8,474)
Net gain of financial assets at fair value through profit or loss	(165,883)	(103,210)	(11,979)
Net gain for valuation of investment property	(5,438)	(54,493)	(47,765)
Translation result	45,723	(17,770)	34,991
Net loss (gain) on sale of investment property		7,164	(4,655)
(Increase) decrease in accrued interest receivable	(207,474)	3,222	(64,215)
(Decrease) increase in accrued interest payable	(13,692)	48,307	24,627
Net changes in assets and liabilities
Net increase in loans	(5,663,256)	(4,938,144)	(5,421,176)
Net increase in other accounts receivable and other assets	(129,457)	(262,882)	(350,494)
Net decrease in restricted funds	620,292	15,240	673,907
Increase in deposits and obligations	9,138,664	4,373,366	1,045,762
Increase (decrease) in due to banks and correspondents	5,672,189	(320,775)	(124,017)
Increase in other accounts payable, provisions and other liabilities	1,724,914	841,334	899,183
Income Tax paid	(379,963)	(413,001)	(426,356)
(Increase) decrease of investments at fair value through profit or loss	(233,680)	98,583	(189,001)
Net cash provided by (used in) operating activities	12,993,553	1,668,764	(2,045,356)
Cash flows from investing activities
Net (purchase) sale of investments at fair value through other comprehensive income and at amortized cost	(3,737,749)	145,888	(269,847)
Purchase of property, furniture and equipment	(52,371)	(68,185)	(72,709)
Purchase of intangible assets	(196,056)	(142,539)	(127,928)
Purchase of investment property	(61,243)	(60,865)	(55,795)
Sale of investment property		129,800	230,746
Net cash (used in) provided by investing activities	(4,047,419)	4,099	(295,533)
Cash flows from financing activities
Dividends paid	(698,228)	(654,464)	(510,688)
Issuance of bonds, notes and other obligations	1,150,000	2,255,551	595,258
Payments of bonds, notes and other obligations	(837,400)	(1,678,604)	(10,119)
Net decrease (increase) in receivable inter-bank funds	66,901	410,031	(93,821)
Net (decrease) increase in payable inter-bank funds	(140,167)	169,138	(30,008)
Initial Public Offering, net of related expenses		684,125
(Purchase) sale of treasury stock, net	(2,573)	(196)	383,589
Dividend payments to non-controlling interest	(2,202)	(3,245)	(2,969)
Lease payments	(89,162)	(117,463)	(105,567)
Net cash (used in) provided by financing activities	(552,831)	1,064,873	225,675
Net increase (decrease) in cash and cash equivalents	8,393,303	2,737,736	(2,115,214)
Translation (loss) gain on cash and cash equivalents	(99,113)	26,931	(23,341)
Cash and cash equivalents at the beginning of the year	9,851,729	7,087,062	9,225,617
Cash and cash equivalents at the end of the year, Note 3.4(af)	18,145,919	9,851,729	7,087,062
Cash paid by -
Interest	1,108,310	1,285,163	1,089,114
Dividends	700,660	658,117	513,665
Income Tax	379,963	425,651	363,990
Cash received from -
Interest	4,349,828	4,772,616	4,191,721
Dividends	S/ 111,097	S/ 83,977	S/ 73,047